Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Fair value measurements
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2020				2019
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€66	€16	€13	€95	€3	€21	€13	€37
Debt securities and equity instruments measured at FVPL	13	275	—	15	290	277	—	15	292
Derivative financial assets	16	—	629	—	629	—	98	—	98
Collateral deposits	13	32	—	—	32	42	—	—	42
Receivables from financing activities	15	—	—	473	473	—	—	580	580
Trade receivables	15	—	12	—	12	—	19	—	19
Other receivables	15	—	—	63	63	—	—	69	69
Money market securities	17	7,802	—	—	7,802	2,293	—	—	2,293
Total Assets		€8,175	€657	€564	€9,396	€2,615	€138	€677	€3,430
Derivative financial liabilities	16	—	633	—	633	—	318	—	318
Total Liabilities		€—	€633	€—	€633	€—	€318	€—	€318
During the year ended December 31, 2020, derivative financial assets increased €531 million primarily due to the decrease in U.S. dollar against Euro and to decrease in the Brazilian Real against the U.S dollar. During the year ended December 31, 2020, derivative financial liabilities increased €315 million primarily due to fair value losses for interest-rate swaps entered into to hedge interest rates on future bond issuances.
During the year ended December 31, 2020, money market securities increased €5,509 million, reflecting higher overall cash and cash equivalents resulting from cash flows from operations during the second half of the 2020 and the draw down of borrowings.
The fair value of derivative financial assets and liabilities was measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment, as described below:
•the fair value of forward contracts, swaps and options hedging currency risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, exchange rates, interest rates and volatility rates);
•the fair value of interest rate swaps and forward rate agreements was determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;
•the fair value of combined interest rate and currency swaps was determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and
•the fair value of swaps and options hedging commodity price risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).
The fair value of money market securities was also based on available market quotations. Where appropriate, the fair value of cash equivalents was determined with discounted expected cash flow techniques using observable market yields (categorized as Level 2).
The fair value of Receivables from financing activities, which are classified in Level 3 of the fair value hierarchy, was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates that reflected conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
The fair value of Other receivables, which relates to the contingent consideration receivable from the sale of Magneti Marelli (refer to Note 3, Scope of consolidation), is classified in Level 3 of the fair value hierarchy and was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates.
For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the FCA Group determined whether transfers occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period. In 2020, there were no transfers between levels in the fair value hierarchy.
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2020	€580	€28	€—	€69
Gains/(Losses) recognized in Consolidated Income Statement	—	—	—	(6)
Losses recognized in Other comprehensive income/(loss)	—	—	—	—
Issues/Settlements	(107)	—	—	—
Purchases/Sales	—	—	—	—
Transfers from Level 3	—	—	—	—
At December 31, 2020	€473	€28	€—	€63

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Gains recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69
The gains/(losses) included in the Consolidated Income Statements were recognized within Cost of revenues. Of the total gains/(losses) recognized in Other comprehensive income, no amounts were recognized within Cash flow reserves and no amounts were recognized within Currency translation differences.
Assets and liabilities not measured at fair value on recurring basis
The carrying value of debt securities measured at amortized cost, financial receivables, current receivables and payables was a reasonable approximation of fair value as the present value of future cash flows did not differ significantly from the carrying amount.
The carrying value of Cash at banks and Other cash equivalents usually approximated fair value due to the short maturity of these instruments (refer to Note 17, Cash and cash equivalents).
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2020		2019
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,065	€1,065	€1,737	€1,736
Retail financing		512	504	613	608
Finance lease		6	6	3	3
Other receivables from financing activities		360	360	222	222
Total Receivables from financing activities(1)	15	€1,943	€1,935	€2,575	€2,569

Asset backed financing		€41	€41	€151	€151
Notes		8,454	9,314	6,392	6,900
Borrowings from banks & Other debt		10,929	11,194	4,718	4,724
Total Debt, excluding Lease liabilities(2)	21	€19,424	€20,549	€11,261	€11,775
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL
(2) Total Debt as at December 31, 2020 and 2019 included Lease liabilities with a carrying value of €1,693 million and €1,640 million, respectively. Disclosure of fair value for lease liabilities is not required by IFRS 7.
The fair value of Receivables from financing activities, which are categorized within Level 3 of the fair value hierarchy, was estimated with discounted cash flows models. The most significant inputs used in this measurement were market discount rates that reflected conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
Notes that were traded in active markets for which close or last trade pricing was available are classified within Level 1 of the fair value hierarchy. Notes for which such prices were not available were valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2020, €9,307 million and €7 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2019, €6,893 million and €7 million of notes were classified within Level 1 and Level 2, respectively.
The fair value of Other debt included in Level 2 of the fair value hierarchy was estimated using discounted cash flow models. The main inputs used were year-end market interest rates, adjusted for market expectations of the FCA Group’s non-performance risk implied in quoted prices of traded securities issued by the FCA Group and existing credit derivatives on FCA Group liabilities. The fair value of Other debt that requires significant adjustment using unobservable inputs is categorized within Level 3. At December 31, 2020, €10,597 million and €597 million of Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2019, €3,865 million and €859 million of Other Debt was classified within Level 2 and Level 3, respectively.